Assumptions Used in Accounting for Gratuity Plan (Detail) (Gratuity)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.10%	[1]	8.80%	[1]	8.20%	[1]
Discount rate - net periodic benefit cost	8.10%	[1]	8.80%	[1]	8.20%	[1]
Rate of increase in compensation levels of covered employees	8.50%		9.00%		8.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.